USE OF JUDGMENTS AND ESTIMATES (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022
USE OF JUDGMENTS AND ESTIMATES
Key input to the model used for determining the value of the investment properties include the operation projection and the discount rate		7.75%
Mining machines | Maximum
USE OF JUDGMENTS AND ESTIMATES
Estimated useful life	2 years
Mining machines | Minimum
USE OF JUDGMENTS AND ESTIMATES
Estimated useful life	1 year